Supplement to the currently effective STATEMENTs OF ADDITIONAL INFORMATION

DWS Floating Rate Fund

Lonnie Fox and Thomas R. Bouchard have been added as portfolio managers of the fund and, together with Gary Russell, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Floating Rate Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statements of Additional Information. The information for Lonnie Fox and Thomas R. Bouchard is provided as of September 30, 2019, and the information for Gary Russell is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Gary Russell	$100,001 - $500,000	Over $1,000,000
Lonnie Fox	$0	$50,001 - $100,000
Thomas R. Bouchard	$0	$10,001 - $50,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Gary Russell	5	$2,218,296,598	0	$0
Lonnie Fox	4	$1,353,629,395	0	$0
Thomas R. Bouchard	2	$820,185,695	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Gary Russell	1	$127,206,513	0	$0
Lonnie Fox	0	$0	0	$0
Thomas R. Bouchard	0	$0	0	$0

December 18, 2019

SAISTKR-52

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Gary Russell	10	$701,955,025	0	$0
Lonnie Fox	5	$268,913,868	0	$0
Thomas R. Bouchard	1	$131,255,286	0	$0

Please Retain This Supplement for Future Reference

December 18, 2019

SAISTKR-52